Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions
Related Party Transactions

Note 14.    Related Party Transactions

(a)	Convertible Notes

$3.0 Million Convertible Note with Mr. Shane McMahon (“Mr. McMahon”)

On May 10, 2012, Mr. McMahon, our Vice Chairman, made a loan to the Company in the amount of $3,000,000. In consideration for the loan, the Company issued a convertible note to Mr. McMahon in the aggregate principal amount of $3,000,000 (the “Note”) at a 4% interest rate computed on the basis of a 365‑day year. We entered several amendments with respect to the effective conversion price (changed from $1.75 to $1.5), convertible stocks (changed from of Series E Preferred Stock to Common Stock) and extension of the maturity date to December 31, 2020.

For the three and nine months ended September 30, 2019, the Company recorded interest expense of approximately $30,000 and $90,000,respectively, related to the Note. For the three and nine months ended September 30, 2018, the Company also recorded interest expense of approximately $30,000 and $90,000, respectively, related to the Note. Interest payable was $229,808 and $140,055 as of September 30, 2019 and December 31, 2018, respectively.

$2.5 Million Convertible Promissory Note with SSSIG

On February 8, 2019, the Company entered into a convertible promissory note agreement with SSSIG, an affiliate of Dr. Wu, in the aggregate principal amount of $2,500,000. The convertible promissory note bears interest at a rate of 4%, matures on February 8, 2020, and is convertible into the shares of the Company’s common stock at a conversion price of $1.83 per share anytime at the option of SSSIG.

As of September 30, 2019, the Company received $1.3 million from SSSIG. The Company has not received the remaining $1.2 million as of the date of this report. For the three and nine months ended September 30, 2019, the Company recorded interest expense of approximately $13,000 and $36,000, respectively,related to the Note.

(b)	Transactions with GTD

Disposal of Assets in exchange of GTB

In March 2019, the Company completed the sale of the following assets (with total carrying amount of approximately $20.4 million) to GTD, a minority shareholder based in Singapore, in exchange for 1,250,000 GTB. The Company considers the arrangement as a nonmonetary transaction and the fair values of GTB are not reasonably determinable due to the reasons described in Note 3. Therefore, GTB received are recorded at the carrying amount of the assets exchanged and the Company did not recognize any gain or loss based on ASC 845‑10‑30.

•	License content (net carrying amount approximately $17.0 million)
•

Approximately 13% ownership interest in Nanjing Shengyi Network Technology Co., Ltd (“Topsgame”) (carrying amount approximately $3.2 million which was included in long-term investment-Non-marketable Equity Investment)

•	Animation copy right (net carrying amount approximately $0.2 million which was included in intangible asset.)

Digital asset management services

Please refer to Note 3.

(c)	Crude Oil Trading

For the nine months ended September 30, 2018, we purchased crude oil in the amount of approximately $244.1 million from three suppliers that a minority shareholder of the Company has significant influence upon because this minority shareholder has significant influence on both our Singapore joint venture and these three suppliers. The Company has recorded the purchase on a separate line item referenced as “Cost of revenue from related parties” in its financial statements. There is no outstanding balance due (in Accounts Payable) as of  September 30, 2019. No such related party transactions occurred for the same period in 2019.

(d)	Severance payments

On February 20, 2019, the Company accepted the resignation of former Chief Executive Officer, former Chief Investment Officer and former Chief Strategy Officer and agreed to pay approximately $837,000 in total for salary, severance and expenses. The Company paid $637,000 in the first quarter of year 2019 and recorded $200,000 in other current liabilities on our consolidated balance sheet as of September 30, 2019. The $837,000 severance expenses were recorded in the Selling, general and administrative expenses of the income statement.

(e)Borrowing from Dr. Wu. and his affiliates

During the third quarter of 2019, the Company’s net borrowings from Dr. Wu and his affiliates increased by $1.0 million. We recorded these borrowings in amount due to related parties on our consolidated balance sheet as of September 30, 2019. These borrowings bear no interest.

(f)Acquisition of Fintalk Assets

Please refer to Note 5(b).

(g)Asset for Sale-Red Rock Global Capital LTD (“Red Rock”)

Please refer to Note 5(g).

(h)Acquisition of Grapevine Logic. (“Grapevine”)

Please refer to Note 5(c).

(i)Amer Global Technology Limited (“Amer”)

Please refer to Note 5(h).

(j)Taxis commission revenue from Guizhou Qianxi Green Environmentally Friendly Taxi Service Co. (“Qianxi”)

Please refer to Note 3.

Note 14.  Related Party Transactions

(a)	Convertible Note

$3.0 Million Convertible Note with Mr. Shane McMahon (“Mr. McMahon”)

On May 10, 2012, Mr. McMahon, our Vice Chairman, made a loan to the Company in the amount of $3,000,000. In consideration for the loan, the Company issued a convertible note to Mr. McMahon in the aggregate principal amount of $3,000,000 (the “Note”) at a 4% interest rate computed on the basis of a 365‑day year. We entered several amendments with respect to the effective conversion price (changed from $1.75 to $1.5), convertible stocks (changed from of Series E Preferred Stock to Common Stock) and extension of the maturity date to December 31, 2019.

On November 9, 2017, the Board of Directors approved Amendment No. 7 to $3.0 million Convertible Promissory Notes (“Note”) issued to Mr. Shane McMahon, our Vice Chairman, pursuant to which the maturity date of the Note was extended to December 31, 2019. The Note remains payable on demand or convertible on demand into Common Stock at a conversion price of $1.50.

In 2018 and 2017, the Company paid such interest in the amount of $0.0 and $407,863 to Mr. McMahon, and the accumulated interest payable as of December 31, 2018 and 2017 was $140,055 and $20,055.

For the years ended December 31, 2018 and 2017, the Company recorded interest expense of $120,000 and $120,000 related to the Note.

$2.5 Million Convertible Promissory Note with SSSIG

On February 8, 2019, the Company entered into a convertible promissory note agreement with SSSIG, an affiliate of Dr. Wu, in the aggregate principal amount of $2,500,000. The convertible promissory note bear interest at a rate of 4%, matures on February 8, 2020, and are convertible into the shares of the Company’s common stock at a conversion price of $ 1.83 per share anytime at the option of SSSIG.

As of December 31, 2018, SSSIG advanced $1.0 million to the Company. We have not received the remaining $1.5 million.

(b)	Assets Disposal to BT

On November 28, 2017, for strategic reasons, the Company and BT agreed to amend the BT share purchase agreement, in which the Company will neither sell the equity of Nanjing Tops Game Co., Ltd, and the equity of the Pantaflix joint venture to BT nor receive the previously agreed upon consideration for such sales. Instead the Company sold to BT 80% of the outstanding capital stock of Zhong Hai Shi Xun Media (Legacy YOD business) to streamline the operations of the Company and to eliminate the Company’s exposure to any liabilities and obligations of Zhong Hai Shi Xun Media.

(c)Acquisition of Guang Ming

Please refer to Note 6 (b).

(d)Stock Option to Non-controlling party in exchange of Grapevine’s interest with the stocks of the Company

Please refer to Note 6  (a) Fomalhaut Interest.

(e)Investment in Asia Times Holdings (“Asia Times”)

In September 2018, we announced the proposed joint venture with Asia Times, a Hong Kong company which owns the Asia Times newspaper, to be named Asia Times Financial Limited (“ATF”). Effective February 20, 2019, and in connection with the resignation of three former executives (see Note 22), the Company and Asia Times agreed to terminate their subscription agreement so that the Company retains approximately 3.16% interest in Asia Times for $1.2 million in cash, and not be obligated to make any further investment into Asia Times. In addition, the parties have agreed to terminate the shareholder’s agreement for the joint venture, ATF. The Company paid $1.2 million in 2018 and recorded in long term investment (non-marketable equity investment).

(f)Acquisition of Fintalk Assets (defined below)

For developing our Wecast business, on September 7, 2018, the Company entered into an agreement to purchase FinTalk Assets with Sun Seven Star International Limited, a Hong Kong company and an affiliate of Dr. Wu. FinTalk Assets are the rights, titles and interest in a secure mobile financial information, social, and messaging platform that has been designed for streamlining financial-based communication for professional and retail users. The purchase price for Fintalk Assets is $7.0 million payable with $1.0 million in cash and shares of the Company’s common stock with a fair market value of $6.0 million. The Company paid $1.0 million in October 2018 and recorded in prepaid expense. The transaction is expected to be completed by the second quarter of 2019.

(g)Transactions with Hooxi Network (formerly known as Liberty Biopharma Inc.) (“Hooxi”)

Equity Investment

In September 2018, the Company entered a share purchase agreements with SSSIG and other persons for whom SSSIG acted as seller-representative (the “Seller”) to purchase common stock of Hooxi, an entity listed on the TSX venture exchange in Canada. The share purchase consisted of the following:

•	an aggregate of 8,583,034 shares of common stock of Hooxi at fair market value in consideration for the Company’s common stock of equivalent value; and
•

an aggregate of 3,240,433 additional shares of Hooxi, subject to the Sellers receiving those shares from Hooxi as award of performance shares (“Hooxi performance shares”), if and when certain performance and vesting conditions set out in an agreement among the Sellers and Hooxi are achieved, in consideration for Company common stock of equivalent value. These Hooxi performance shares represent 50% of performance based Hooxi shares to which the Sellers are entitled. In the event the performance criteria are not met, the Hooxi performance shares will not be issued to the Sellers and thus the purchase of these performance shares by the Company will not close.

As of the date of this report, the shares related to the above transaction have not been issued by either the Company or SSSIG.

In addition, the Company signed a subscription agreement with Hooxi to purchase 1,173,333 common shares of Hooxi for $2.0 million in cash. The Company paid $2.0 million of the purchase price in 2018. The Company recorded this in long-term investments (non-marketable equity investment) (Note 10) in consolidated balance sheets.

Sales of Wide Angle and its subsidiary

Please see Note 6 - 2018 Divestitures.

(h)  Crude Oil Trading

For the years ended December 31, 2018, we purchased crude oil in the amount of approximately $244 million from three suppliers that a minority shareholder of the Company has significant influence upon because this minority shareholder has significant influence on both our Singapore joint venture and these three suppliers. The Company has recorded the purchase on a separate line item referenced as “Cost of revenue from related parties” in its financial statements. There is no outstanding balances due (in Accounts Payable) as of December 31, 2018. No such related party transactions occurred in 2017.

For the years ended December 31, 2018 and 2017, we sold crude oil in the amount of approximately $0 million and $19 million to one customer that is partially owned by the same individual who is also a minority shareholder of Seven Stars Energy Pte. Ltd. (“SSE”). The Company has recorded this sale on a separate line item referenced as “Revenue from Related Party” in its financial statements.

(i)  Consumer Electronics Trading

For the years ended December 31, 2018, we sold consumer electronics in the amount of approximately $99.7 million to one customer that a director of minority shareholder of our subsidiary has significant influence upon. There is no outstanding balances due (in Accounts Receivable) as of December 31, 2018. No such related party transactions occurred in 2017. The Company has recorded this sale on a separate line item referenced as “Revenue from Related Party” in its financial statements.